Share-Based Payments - Summary of Shares Granted under Restricted Share Arrangements (Detail) - Restricted shares [member] Unit_pure in Thousands	12 Months Ended
	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 GBP (£)
Long-term incentive plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares	7,584	6,394
Weighted average fair value	£ 7.61	£ 7.27
Management incentive plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares	0	630
Weighted average fair value	£ 0	£ 7.71